FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Schedule of Changes in Financial Liabilities With Cash Flows) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance as of January 1	$ 16,050	$ 9,149
Changes during the year:
Cash flows received		5,669
Cash flows paid	(3,376)	(3,133)
Share premium resulting from exercise of warrants	(10,295)	(1,251)
Amounts recognized through profit and loss	2,237	5,616
Balance as of December 31	4,616	16,050
Long-term loans [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance as of January 1	5,832	8,491
Changes during the year:
Cash flows received		0
Cash flows paid	(3,376)	(3,133)
Share premium resulting from exercise of warrants	0	0
Amounts recognized through profit and loss	301	474
Balance as of December 31	2,757	5,832
Warrants [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance as of January 1	10,218	658
Changes during the year:
Cash flows received		5,669
Cash flows paid	0	0
Share premium resulting from exercise of warrants	(10,295)	(1,251)
Amounts recognized through profit and loss	1,936	5,142
Balance as of December 31	$ 1,859	$ 10,218